CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares shares in Millions	Dec. 31, 2019	Dec. 31, 2018
Common stock, shares authorized	800.0	800.0
Common stock, par value per share (in dollars per share)	$ 1.00	$ 1.00
Common stock, shares outstanding	288.4	287.7